Commitments and Contingencies (Details)								1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2023 USD ($)	Jul. 01, 2023 USD ($)	Oct. 03, 2022 USD ($)	Jul. 11, 2022 USD ($)	May 02, 2022 USD ($) shares	May 02, 2022 shares	Oct. 21, 2021 shares	Aug. 17, 2022 USD ($)	May 02, 2022 USD ($) shares	Mar. 30, 2023	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares
Commitments and Contingencies [Line Items]
Additional units of purchase (in Shares) | shares							1,125,000
Exercised option (in Shares) | shares					375,000				375,000
Underwriting agreement											$ 0.45
Aggregate expenses					$ 125,000				$ 125,000		125,000		$ 125,000
Estimated fair value											$ 946,181		946,181
Agreement description											The fee structure for this agreement is as follows: (i) an upfront retainer of $37,500 (ii) billing on an hourly basis for time (iii) each month fifty percent (50%) of the amount billed shall be due and owing (iv) the remaining fifty percent (50%) not paid on a monthly basis will be deferred until the closing of the Initial Business Combination and will be paid with a twenty percent (20%) premium. As of September 30, 2023, the total outstanding billed amount for services provided by EGS is $882,325 of which $441,163 (50% of the outstanding balance) is considered outstanding per the terms of the EGS Agreement and is included in accrued liabilities on the Consolidated Balance Sheet. As the Initial Business Combination cannot be deemed probable as of September 30, 2023 and payment of the deferred portion of the outstanding balance is contingent upon a successful Initial Business Combination, no amount was accrued for the deferred portion of the outstanding amount or the premium.	The fee structure for this agreement is as follows: (i) an upfront retainer of $37,500 (ii) billing on an hourly basis for time (iii) each month fifty percent (50%) of the amount billed shall be due and owing (iv) the remaining fifty percent (50%) not paid on a monthly basis will be deferred until the closing of the Initial Business Combination and will be paid with a twenty percent (20%) premium. As of September 30, 2023, the total outstanding billed amount for services provided by EGS is $882,325 of which $441,163 (50% of the outstanding balance) is considered outstanding per the terms of the EGS Agreement and is included in accrued liabilities on the Consolidated Balance Sheet. As the Initial Business Combination cannot be deemed probable as of September 30, 2023 and payment of the deferred portion of the outstanding balance is contingent upon a successful Initial Business Combination, no amount was accrued for the deferred portion of the outstanding amount or the premium.
Transaction amount								$ 50,000,000
Transaction expenses cash								40,000,000
Additional common stock amount								150,000
Success transaction cash								500,000				€ 1,000,000		€ 1,000,000
Gross proceeds percentage										1.00%
Retainer amount			$ 15,000	$ 15,000
Due payable amount			20,000	20,000
Aggregate transaction value			400,000,000	400,000,000							$ 300,000,000		300,000,000
Retainer fees			$ 40,000	$ 40,000
Payable amount											1,600,000		1,600,000
Payable sponsor entity amount											$ 1,600,000		$ 1,600,000
Transaction purchase price rate											0.85%	0.85%	0.85%	0.85%
Aggregate value											$ 300,000,000		$ 300,000,000
Percentage of purchase price											0.40%	0.40%	0.40%	0.40%
Contingent earn	$ 150,000,000	$ 150,000,000
Revenue milestone	$ 52,000,000	$ 52,000,000
Business combination aggregate value											$ 500,000,000		$ 650,000,000
Underwriting agreement description													The underwriters were entitled to an underwriting discount of $0.45 per unit, or $3,543,750 in the aggregate, of which $0.15 per unit, or $1,181,250 was paid upon the closing of the Initial Public Offering. Of the $0.45 discount, the underwriters were entitled to a deferred underwriting commission of $0.30 per unit, or $2,362,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.	The underwriters were entitled to an underwriting discount of $0.45 per unit, or $3,543,750 in the aggregate, of which $0.15 per unit, or $1,181,250 was paid upon the closing of the Initial Public Offering. Of the $0.45 discount, the underwriters were entitled to a deferred underwriting commission of $0.30 per unit, or $2,362,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Underwriters Discount [Member]
Commitments and Contingencies [Line Items]
Underwriting agreement (in Dollars per share) | $ / shares											$ 0.45
Underwriting agreement											$ 3,543,750
IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting agreement (in Dollars per share) | $ / shares											$ 0.15
Underwriting agreement											$ 1,181,250
Ordinary shares issued (in Shares) | shares					7,875,000	7,875,000
Deferred Underwriting Commission [Member]
Commitments and Contingencies [Line Items]
Underwriting agreement (in Dollars per share) | $ / shares											$ 0.3
Underwriting agreement											$ 2,362,500
Pubco Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Business combination aggregate value											$ 150,000,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares											118,125	118,125
Transaction expenses cash								200,000
Ordinary shares issued (in Shares) | shares													118,125	118,125
Repurchase Agreements [Member]
Commitments and Contingencies [Line Items]
Transaction expenses cash								75,000,000
Additional common stock amount								500,000
Success transaction cash								$ 500,000